PENSION AND OTHER RETIREMENTS BENEFITS - Projected Benefit Payments (Details) - Pension Plan $ in Thousands	Dec. 31, 2020 USD ($)
Qualified Plan
Defined Benefit Plan Disclosure
2021	$ 968
2022	1,090
2023	1,235
2024	1,495
2025	1,233
2026-2030	7,233
Nonqualified Plan
Defined Benefit Plan Disclosure
2021	374
2022	387
2023	502
2024	511
2025	517
2026-2030	$ 2,920